SHARE CAPITAL AND RESERVES (Details 2)	3 Months Ended	12 Months Ended
	Feb. 28, 2022 shares $ / shares	Nov. 30, 2021 shares $ / shares
Balance | shares	1,755,445	957,995
Balance	$ 1.90	$ 2.55
Granted | shares		1,072,450
Granted		$ 1.90
Exercised | shares		(10,000)
Exercised		$ 1.90
Exercised		$ 2.00
Cancelled | shares		(265,000)
Cancelled		$ 1.90
Balance | shares	1,755,445	1,755,445
Balance		$ 1.90